CONSOLIDATED STATEMENTS OF BALANCE SHEET - USD ($)		Sep. 30, 2024	Sep. 30, 2023
CURRENT ASSETS:
Cash		$ 808,915	$ 120,913
Restricted cash		147,119	218,478
Accounts receivable, net		2,112,682	1,383,404
Inventories		5,840	16,360
Contract assets, net		3,270,627	1,901,425
Contract fulfilment costs, net		2,441,995	3,316,031
Advance to suppliers		81,823	34,386
Other receivables, net		201,652	218,380
Deferred IPO costs		843,099	676,117
TOTAL CURRENT ASSETS		9,913,752	7,885,494
Property and equipment, net		127,827	158,395
Right-of-use assets – operating leases		71,836	98,537
Restricted cash – non-current		201,280	75,228
Contract assets, net – non-current		1,000,672	1,048,887
Prepayments for fixed assets		124,953
Software, net		110,791	43,986
Deferred tax assets		271,482	138,719
TOTAL NON-CURRENT ASSETS		1,908,841	1,563,752
TOTAL ASSETS		11,822,593	9,449,246
CURRENT LIABILITIES:
Short-term bank loans		1,859,610	1,918,860
Current portion of long-term loans			205,592
Operating lease liabilities – current		34,515	33,390
Contract liabilities		512,171	301,901
Accounts payable		1,865,458	1,904,485
Other payables and accrued liabilities		695,788	761,918
Due to shareholders		56,778	35,685
Taxes payable		1,802,390	1,082,870
TOTAL CURRENT LIABILITIES		6,826,710	6,244,701
NON-CURRENT LIABILITIES
Long-term loans		569,995	85,663
Operating lease liabilities – non-current		41,425	73,042
TOTAL NON-CURRENT LIABILITIES		611,420	158,705
TOTAL LIABILITIES		7,438,130	6,403,406
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.000001 par value, 49,000,000,000 shares authorized, 5,500,000 shares issued and outstanding as of September 30, 2024 and 2023, respectively	[1]	6	6
Preference shares, $0.000001 par value, 1,000,000,000 shares authorized, no shares issued and outstanding as of September 30, 2024 and 2023, respectively	[1]
Additional paid in capital		2,860,566	2,604,328
Statutory reserves		186,225	74,492
Accumulated profits		1,519,737	668,730
Accumulated other comprehensive loss		(182,071)	(301,716)
TOTAL SHAREHOLDERS’ EQUITY		4,384,463	3,045,840
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 11,822,593	$ 9,449,246

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1) and the Share Subdivision, Re-designation and the share surrender effected on November 3, 2023 (Note 11).